Segment and revenue analysis (Details) - Schedule of geographic region - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Total revenue	$ 19,004,301	$ 109,060,066	$ 319,041,793
Mainland China [Member]
Revenue
Total revenue	18,962,130	95,373,150	291,523,362
United States of America [Member]
Revenue
Total revenue	9,338	1,407,546	6,713,837
Hong Kong [Member]
Revenue
Total revenue		1,673,300	18,800,733
Other foreign countries [Member]
Revenue
Total revenue	$ 32,833	$ 10,606,070	$ 2,003,861